Shareholder Fees {- Fidelity Flex® Mid Cap Growth Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Flex Mid Cap Growth Fund PRO-07 | Fidelity Flex® Mid Cap Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none